Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions
Schedule of Related Party Transactions

(a)    The Group entered into the following transactions with its related parties:

	For Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Revenue derived from:
Warehousing service revenue generated from Alibaba Group	23,698	21,539	1,295
Store operation service revenue generated from Ahead	10	4	—
Store operation service revenue generated from Alibaba Group	—	29	21,418
Logistic service revenue from BCJ	3,157	2,700	—
IT service revenue generated from Pengtai	—	4,053	4,296
Store operation service revenue generated from Signify	—	—	20,735
Warehousing service revenue generated from Signify	—	—	8,078
IT service revenue generated from Signify	—	—	429
Store operation service revenue generated from Kewei	—	—	3,702
Store operation service revenue generated from Misako	68	1,239	—

Service fees incurred for:
Marketing and platform service fees paid to Alibaba Group	518,299	655,614	671,468
Logistic service fees paid to Alibaba Group	79,182	92,887	88,962
Commission fee paid to Ahead	666	298	—
Commission fee paid to Alibaba Group	—	245	625
Purchase of goods from Pengtai	13,994	—	—
Outsourcing labor cost paid to Juxi	—	7,326	17,996
Marketing and platform service fees paid to Kewei	—	—	2,141
Logistic service fees paid to Shanggao	—	—	5,810
Marketing and platform service fees paid to Baichen	—	—	3,849
Outsourcing labor cost paid to Zunrui	—	—	3,976

Schedule of Related Party Balances

(b)     The Group had the following balances with its related parties:

	As of December 31,
	2019	2020
	RMB	RMB
Amounts due from Alibaba Group (1)	17,218	16,919
Amounts due from Signify (2)	—	17,054
Amounts due from Kewei (3)	—	3,077
Amounts due from Zunrui (4)	—	3,008
Amounts due from Misako	1,273	—
Amounts due from Pengtai	832	877
Total amount due from related parties	19,323	40,935

Amounts due to Alibaba Group (1)	887	36,114
Amounts due to Juxi (5)	5,909	6,215
Amounts due to Shanggao	—	1,824
Amounts due to Baichen	—	844
Total amount due to related parties	6,796	44,997

(1)	Amounts due from Alibaba Group consisted of receivables of RMB17,218 and RMB16,919 to be collected from Alibaba Group for deposits paid to Alibaba, store operation services and warehousing services provided by the Group as of December 31, 2019 and 2020, respectively. Amounts due to Alibaba Group consisted of payables of RMB887 and RMB36,114 for logistic, marketing and platform services, and commission fees as of December 31, 2019 and 2020, respectively.
(2)	Amounts due from Signify consisted of the receivables for store operation services, warehousing services and IT services provided by the Group.
(3)	Amounts due from Kewei consisted of the receivables for store operation services provided by the Group.
(4)	Amounts due from Zunrui consisted of the receivables for the prepaid outsourcing labor cost.
(5)	Amounts due to Juxi consisted of the payables for outsourcing labor cost provided to the Group.